Optionally Convertible Promissory Notes - Summary of Ordinary Shares To Be Issued To The Holders of Optionally Convertible Promissory Notes (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of ordinary shares to be issued to the holders of optionally convertible promissory notes [Line Items]
Beginning balance	¥ 8,142,908
Interest paid	(1,511,327)	¥ (1,213,186)	¥ (867,715)
Redemption of optionally convertible promissory notes	(1,489,748)
Ending balance	0	8,142,908
Optionally convertible promissory notes [member] | Liability [Member]
Disclosure Of ordinary shares to be issued to the holders of optionally convertible promissory notes [Line Items]
Beginning balance	8,142,908	7,405,103	7,530,542
Interest accrued at effective interest rate	407,255	521,747	495,079
Interest paid	(498,198)	(493,134)	(446,953)
Exchange differences	290,131	709,192	(173,565)
Redemption of optionally convertible promissory notes	(8,342,096)
Ending balance	0	8,142,908	7,405,103
Optionally convertible promissory notes [member] | Equity [member]
Disclosure Of ordinary shares to be issued to the holders of optionally convertible promissory notes [Line Items]
Beginning balance	1,489,748	1,489,748	1,489,748
Redemption of optionally convertible promissory notes	(1,489,748)
Ending balance	¥ 0	¥ 1,489,748	¥ 1,489,748